INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX EXPENSE

A summary of the Company’s income tax expense is as follows:

	Year ended December 31,
	2025	2024
	$	$
Current tax expense	25,746	27,976
Deferred tax (recovery)	6,732	(424)
Income tax expense	32,478	27,552

SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE

A summary of the Company’s reconciliation of income taxes at statutory rates for the year ended December 31, 2025 and 2024, is as follows:

	Year ended December 31,
	2025	2024
	$	$
Income before income taxes	74,700	192,036
Combined federal and provincial statutory income tax rates	27%	27%
Income tax expense at statutory rates	20,169	51,850

Permanent differences	(11,894)	(29,175)
Change due to differences in tax rates	16,188	7,128
Inflation adjustment	(192)	(402)
Change due to foreign translation	(13,148)	29
Deferred tax assets not recognized	14,315	(3,991)
Mexico mining royalty tax	1,396	608
Tax effect of investment in subsidiaries	(4,067)	1,044
Impact of change in accounting estimate	9,215	-
Others	496	461
Income tax expense	32,478	27,552

SCHEDULE OF DEFERRED TAX ASSETS

The significant components of the Company’s deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
	$	$
Trade and other receivables	1,916	1,346
Other liabilities	5,871	5,431
Mineral properties, plant and equipment	12	2,048
Decommissioning and restoration provision	2,671	2,554
Non-capital losses	2,706	2,813
Capital losses	-	4,607
Inventories	-	858
Other assets	-	497
Mining tax	616	128
Other	187	164
Deferred tax assets	13,979	20,446

SCHEDULE OF DEFERRED TAX LIABILITIES

The significant components of the Company’s deferred tax liabilities are as follows:

	December 31, 2025	December 31, 2024
	$	$
Mineral properties, plant and equipment	(22,570)	(17,773)
Investment in subsidiaries	(1,916)	(5,954)
Inventories	(1,444)	(256)
Trade payables and accrued liabilities	(22)	(160)
COMIBOL initial investment period CAPEX receivable	(3,565)	(7,934)
Other	(2,676)	-
Deferred tax liabilities	(32,193)	(32,077)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table reconciles the deferred tax assets and liabilities to the Consolidated Statements of Financial Position:

	December 31, 2025	December 31, 2024
	$	$
Deferred tax assets	6,798	9,602
Deferred tax liabilities	(25,012)	(21,233)
	(18,214)	(11,631)